Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
March 31, 2022
LCC-NPRT1-0522
1.9899866.101
Foreign Government and Government Agency Obligations - 82.7%
		Principal Amount (a)	Value ($)
Brazil - 10.7%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.8628% to 6.2765% 7/1/23 to 1/1/24	BRL	129,750,000	23,392,243
Brazilian Federative Republic:
10% 1/1/23	BRL	30,500,000	6,286,736
10% 1/1/25	BRL	23,500,000	4,767,293
10% 1/1/27	BRL	38,000,000	7,596,354
10% 1/1/29	BRL	11,500,000	2,257,336
10% 1/1/31	BRL	8,500,000	1,638,154
TOTAL BRAZIL			45,938,116
Chile - 2.0%
Chilean Republic:
4.5% 3/1/26	CLP	4,050,000,000	4,793,064
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	1,151,019
5% 3/1/35	CLP	1,825,000,000	2,093,275
6% 1/1/43	CLP	550,000,000	694,701
TOTAL CHILE			8,732,059
China - 9.7%
Peoples Republic of China:
2.36% 7/2/23	CNY	11,500,000	1,814,434
2.68% 5/21/30	CNY	76,250,000	11,820,748
2.88% 11/5/23	CNY	71,000,000	11,292,763
3.28% 12/3/27	CNY	88,750,000	14,420,283
3.81% 9/14/50	CNY	15,250,000	2,560,907
TOTAL CHINA			41,909,135
Colombia - 4.3%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	6,981,108
7% 6/30/32	COP	19,500,000,000	4,263,675
7.25% 10/26/50	COP	3,250,000,000	637,326
7.5% 8/26/26	COP	13,650,000,000	3,388,012
10% 7/24/24	COP	12,300,000,000	3,341,851
TOTAL COLOMBIA			18,611,972
Czech Republic - 3.0%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	186,500,000	6,792,667
1.2% 3/13/31	CZK	45,000,000	1,645,262
2% 10/13/33	CZK	113,000,000	4,297,712
TOTAL CZECH REPUBLIC			12,735,641
Dominican Republic - 0.7%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	116,250,000	2,147,403
9.75% 6/5/26 (Reg. S)	DOP	40,000,000	736,029
TOTAL DOMINICAN REPUBLIC			2,883,432
Egypt - 1.1%
Arab Republic of Egypt:
14.06% 1/12/26	EGP	18,000,000	960,792
14.531% 9/14/24	EGP	18,000,000	975,168
14.556% 10/13/27	EGP	36,000,000	1,944,030
15.9% 7/2/24	EGP	18,000,000	1,002,284
TOTAL EGYPT			4,882,274
Hungary - 2.6%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	963,195
3% 6/26/24	HUF	365,000,000	1,021,777
3% 10/27/38	HUF	760,000,000	1,578,676
3.25% 10/22/31	HUF	937,000,000	2,257,527
5.5% 6/24/25	HUF	675,000,000	1,976,215
6.75% 10/22/28	HUF	1,118,000,000	3,436,947
TOTAL HUNGARY			11,234,337
Indonesia - 9.8%
Indonesian Republic:
6.5% 6/15/25	IDR	34,750,000,000	2,517,485
7.5% 4/15/40	IDR	60,750,000,000	4,308,016
8.125% 5/15/24	IDR	85,000,000,000	6,356,136
8.25% 5/15/29	IDR	102,000,000,000	7,730,339
8.25% 5/15/36	IDR	71,500,000,000	5,401,393
8.375% 9/15/26	IDR	120,750,000,000	9,306,893
8.375% 3/15/34	IDR	57,788,000,000	4,409,793
8.375% 4/15/39	IDR	30,000,000,000	2,310,183
TOTAL INDONESIA			42,340,238
Kazakhstan - 0.9%
Kazakhstan Republic:
7.2% 5/27/25	KZT	825,851,000	1,403,364
8.05% 5/20/24	KZT	830,000,000	1,545,281
10.5% 8/4/26	KZT	440,000,000	803,935
TOTAL KAZAKHSTAN			3,752,580
Malaysia - 4.5%
Malaysian Government:
3.828% 7/5/34	MYR	19,000,000	4,336,314
3.885% 8/15/29	MYR	25,100,000	5,962,697
4.065% 6/15/50	MYR	14,500,000	3,186,155
4.762% 4/7/37	MYR	22,500,000	5,662,653
TOTAL MALAYSIA			19,147,819
Mexico - 8.7%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	12,609,801
7.75% 11/23/34	MXN	86,000,000	4,144,063
7.75% 11/13/42	MXN	141,750,000	6,664,584
8% 12/7/23	MXN	96,500,000	4,824,575
8.5% 5/31/29	MXN	183,000,000	9,288,285
TOTAL MEXICO			37,531,308
Peru - 2.3%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	504,102
5.4% 8/12/34(Reg. S)	PEN	15,250,000	3,630,172
6.35% 8/12/28	PEN	9,900,000	2,682,835
6.95% 8/12/31	PEN	11,500,000	3,201,159
TOTAL PERU			10,018,268
Philippines - 0.3%
Philippine Republic:
3.9% 11/26/22	PHP	30,000,000	572,216
6.25% 1/14/36	PHP	30,000,000	600,793
TOTAL PHILIPPINES			1,173,009
Poland - 4.6%
Polish Government:
1.25% 10/25/30	PLN	4,650,000	817,594
2.5% 1/25/23	PLN	10,750,000	2,508,798
2.5% 7/25/26	PLN	48,000,000	10,083,456
2.75% 10/25/29	PLN	30,500,000	6,182,098
TOTAL POLAND			19,591,946
Romania - 2.1%
Romanian Republic:
3.65% 9/24/31	RON	10,950,000	2,020,858
4.25% 6/28/23	RON	20,250,000	4,491,841
4.75% 2/24/25	RON	5,550,000	1,210,016
5% 2/12/29	RON	5,500,000	1,156,433
TOTAL ROMANIA			8,879,148
Russia - 0.1%
Ministry of Finance of the Russian Federation:
6.9% 5/23/29 (c)	RUB	98,000,000	36,185
7.05% 1/19/28 (c)	RUB	200,000,000	73,846
7.25% 5/10/34 (c)	RUB	335,000,000	123,692
7.7% 3/16/39 (c)	RUB	142,500,000	52,615
8.5% 9/17/31 (c)	RUB	794,750,000	293,446
TOTAL RUSSIA			579,784
South Africa - 9.4%
South African Republic:
6.5% 2/28/41	ZAR	120,250,000	5,516,668
7% 2/28/31	ZAR	56,750,000	3,239,895
8% 1/31/30	ZAR	154,000,000	9,630,794
8.75% 2/28/48	ZAR	83,000,000	4,768,941
8.875% 2/28/35	ZAR	215,000,000	13,232,260
10.5% 12/21/26	ZAR	57,500,000	4,293,547
TOTAL SOUTH AFRICA			40,682,105
Thailand - 4.7%
Kingdom of Thailand:
1.585% 12/17/35	THB	52,000,000	1,328,309
1.6% 12/17/29	THB	114,000,000	3,275,299
1.6% 6/17/35	THB	180,750,000	4,680,591
2.875% 6/17/46	THB	23,000,000	622,448
3.3% 6/17/38	THB	153,000,000	4,686,520
4.875% 6/22/29	THB	161,250,000	5,730,994
TOTAL THAILAND			20,324,161
Turkey - 0.6%
Turkish Republic:
8% 3/12/25	TRY	38,250,000	1,753,242
11% 2/24/27	TRY	16,250,000	686,417
12.4% 3/8/28	TRY	7,750,000	338,197
TOTAL TURKEY			2,777,856
Ukraine - 0.2%
Ukraine Government 11.15% 8/26/22 (c)	UAH	45,000,000	624,894
Uruguay - 0.4%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	734,822
8.5% 3/15/28 (Reg. S)	UYU	49,000,000	1,169,420
TOTAL URUGUAY			1,904,242
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $397,434,506)			356,254,324

Supranational Obligations - 0.8%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	1,055,416
Inter-American Development Bank 5.7% 11/12/24	INR	105,000,000	1,350,832
International Finance Corp. 5.85% 11/25/22	INR	90,000,000	1,184,378
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,840,391)			3,590,626

Money Market Funds - 14.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d) (Cost $64,059,739)	64,046,929	64,059,739

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $465,334,636)	423,904,689
NET OTHER ASSETS (LIABILITIES) - 1.6% (e)	6,856,293
NET ASSETS - 100.0%	430,760,982

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	4,961,000	USD	1,006,799	Bank Of America NA	5/18/22	22,010
BRL	7,277,000	USD	1,411,368	Citibank NA	5/18/22	97,734
BRL	26,244,000	USD	5,028,260	Goldman Sachs Bank USA	5/18/22	414,203
BRL	5,328,000	USD	1,035,770	HSBC Bank USA	5/18/22	69,147
BRL	3,307,000	USD	687,597	JPMorgan Chase Bank, N.A.	5/18/22	(1,794)
CLP	939,899,000	USD	1,165,694	Citibank NA	5/18/22	19,553
CLP	913,853,000	USD	1,151,819	Citibank NA	5/18/22	583
CLP	912,812,000	USD	1,126,094	Citibank NA	5/18/22	24,995
CNY	3,384,000	USD	530,782	BNP Paribas	5/18/22	1,531
CNY	26,584,000	USD	4,158,298	BNP Paribas	5/18/22	23,442
CNY	27,250,000	USD	4,252,829	BNP Paribas	5/18/22	33,675
CNY	27,786,000	USD	4,330,736	State Street Bank And Trust Co	5/18/22	40,082
COP	9,866,900,000	USD	2,501,749	BNP Paribas	5/18/22	97,675
COP	4,041,600,000	USD	1,060,927	Bank Of America NA	5/18/22	3,829
COP	9,611,800,000	USD	2,477,587	Citibank NA	5/18/22	54,632
COP	4,216,100,000	USD	1,109,500	Citibank NA	5/18/22	1,227
COP	4,013,000,000	USD	1,054,526	Citibank NA	5/18/22	2,695
COP	1,610,700,000	USD	426,904	Goldman Sachs Bank USA	5/18/22	(2,567)
CZK	22,333,000	USD	1,000,418	BNP Paribas	5/18/22	6,261
CZK	194,578,000	USD	8,891,084	Goldman Sachs Bank USA	5/18/22	(120,319)
CZK	35,432,000	USD	1,562,305	State Street Bank And Trust Co	5/18/22	34,822
EGP	75,289,000	USD	4,701,155	BNP Paribas	5/18/22	(605,036)
EGP	16,556,000	USD	893,470	Citibank NA	5/18/22	7,264
EGP	43,327,000	USD	2,704,557	Goldman Sachs Bank USA	5/18/22	(347,339)
HUF	107,269,000	USD	309,079	HSBC Bank USA	5/18/22	11,892
HUF	1,093,516,000	USD	3,120,090	JPMorgan Chase Bank, N.A.	5/18/22	151,944
IDR	16,212,700,000	USD	1,129,805	BNP Paribas	5/18/22	(3,055)
IDR	8,115,400,000	USD	567,636	HSBC Bank USA	5/18/22	(3,631)
IDR	31,628,900,000	USD	2,201,343	State Street Bank And Trust Co	5/18/22	(3,198)
IDR	6,201,000,000	USD	434,244	State Street Bank And Trust Co	5/18/22	(3,287)
INR	85,164,000	USD	1,123,536	Citibank NA	5/18/22	(7,218)
INR	79,782,000	USD	1,038,490	Citibank NA	5/18/22	7,281
INR	87,492,000	USD	1,149,622	HSBC Bank USA	5/18/22	(2,789)
KZT	495,723,000	USD	1,132,434	Goldman Sachs Bank USA	5/18/22	(96,936)
MXN	13,978,000	USD	674,671	Bank Of America NA	5/18/22	22,492
MXN	12,228,000	USD	576,612	Brown Brothers Harriman & Co.	5/18/22	33,269
MXN	5,635,000	USD	269,132	Goldman Sachs Bank USA	5/18/22	11,917
MXN	23,340,000	USD	1,132,792	Goldman Sachs Bank USA	5/18/22	31,308
MXN	22,651,000	USD	1,068,288	JPMorgan Chase Bank, N.A.	5/18/22	61,447
MXN	87,079,000	USD	4,293,080	State Street Bank And Trust Co	5/18/22	50,050
MYR	16,444,000	USD	3,904,084	Goldman Sachs Bank USA	5/18/22	1,601
MYR	42,386,000	USD	10,089,503	Goldman Sachs Bank USA	5/18/22	(22,222)
MYR	8,821,000	USD	2,099,238	Goldman Sachs Bank USA	5/18/22	(4,125)
MYR	3,053,000	USD	727,945	Goldman Sachs Bank USA	5/18/22	(2,814)
MYR	10,255,000	USD	2,441,667	Goldman Sachs Bank USA	5/18/22	(5,958)
MYR	6,312,000	USD	1,502,213	Goldman Sachs Bank USA	5/18/22	(3,023)
MYR	4,414,000	USD	1,048,581	Goldman Sachs Bank USA	5/18/22	(193)
MYR	4,372,000	USD	1,040,952	Goldman Sachs Bank USA	5/18/22	(2,540)
MYR	4,550,000	USD	1,076,414	Goldman Sachs Bank USA	5/18/22	4,276
PEN	2,863,000	USD	760,627	Citibank NA	5/18/22	14,650
PEN	4,006,000	USD	1,080,221	Citibank NA	5/18/22	4,571
PEN	1,481,000	USD	387,139	JPMorgan Chase Bank, N.A.	5/18/22	13,904
PEN	4,744,000	USD	1,280,086	JPMorgan Chase Bank, N.A.	5/18/22	4,550
PHP	110,036,000	USD	2,097,522	Goldman Sachs Bank USA	5/18/22	24,104
PHP	27,669,000	USD	535,443	JPMorgan Chase Bank, N.A.	5/18/22	(1,951)
PLN	28,513,000	USD	7,067,053	BNP Paribas	5/18/22	(310,771)
PLN	4,082,000	USD	926,631	BNP Paribas	5/18/22	40,617
PLN	36,437,000	USD	8,446,768	BNP Paribas	5/18/22	187,141
PLN	4,234,000	USD	985,565	Citibank NA	5/18/22	17,700
RON	3,470,000	USD	775,722	Goldman Sachs Bank USA	5/18/22	(3,641)
RUB	856,969,000	USD	10,842,219	BNP Paribas	5/18/22	(782,217)
RUB	182,162,000	USD	2,309,359	Goldman Sachs Bank USA	5/18/22	(170,950)
THB	736,856,000	USD	22,746,260	JPMorgan Chase Bank, N.A.	5/18/22	(586,575)
THB	36,764,000	USD	1,140,623	JPMorgan Chase Bank, N.A.	5/18/22	(35,009)
THB	27,537,000	USD	843,380	JPMorgan Chase Bank, N.A.	5/18/22	(15,252)
THB	49,222,000	USD	1,481,772	JPMorgan Chase Bank, N.A.	5/18/22	(1,504)
THB	68,966,000	USD	2,064,232	JPMorgan Chase Bank, N.A.	5/18/22	9,802
THB	69,105,000	USD	2,081,476	JPMorgan Chase Bank, N.A.	5/18/22	(3,261)
TRY	17,209,000	USD	1,153,995	Citibank NA	5/18/22	(20,721)
TRY	11,452,000	USD	756,499	Citibank NA	5/18/22	(2,344)
TRY	2,736,000	USD	169,182	Citibank NA	5/18/22	10,994
TRY	3,384,000	USD	237,091	Goldman Sachs Bank USA	5/18/22	(14,243)
USD	5,020,826	BRL	26,761,000	Citibank NA	5/18/22	(528,854)
USD	1,194,242	BRL	6,305,000	Citibank NA	5/18/22	(113,285)
USD	2,131,809	BRL	10,351,000	Citibank NA	5/18/22	(14,774)
USD	2,318,849	BRL	12,167,000	HSBC Bank USA	5/18/22	(204,336)
USD	842,336	CLP	698,499,000	Citibank NA	5/18/22	(38,496)
USD	920,987	CLP	754,749,000	Citibank NA	5/18/22	(30,778)
USD	907,643	CLP	720,260,000	JPMorgan Chase Bank, N.A.	5/18/22	(631)
USD	2,129,947	CNY	13,670,000	BNP Paribas	5/18/22	(20,383)
USD	2,076,564	CNY	13,344,000	BNP Paribas	5/18/22	(22,486)
USD	1,025,389	CNY	6,563,000	BNP Paribas	5/18/22	(6,990)
USD	2,681,296	CNY	17,045,000	Citibank NA	5/18/22	69
USD	1,045,515	CNY	6,696,000	Citibank NA	5/18/22	(7,785)
USD	1,864,094	COP	7,444,000,000	Citibank NA	5/18/22	(97,020)
USD	1,176,306	COP	4,721,400,000	Citibank NA	5/18/22	(67,542)
USD	2,161,209	COP	8,256,900,000	Citibank NA	5/18/22	(14,063)
USD	1,082,114	COP	4,310,600,000	Goldman Sachs Bank USA	5/18/22	(53,510)
USD	995,731	CZK	22,461,000	HSBC Bank USA	5/18/22	(16,717)
USD	1,078,716	EGP	17,308,000	BNP Paribas	5/18/22	137,070
USD	3,270,849	EGP	53,184,000	Citibank NA	5/18/22	377,358
USD	1,206,625	EGP	19,306,000	Goldman Sachs Bank USA	5/18/22	156,277
USD	1,182,595	EGP	18,957,000	Goldman Sachs Bank USA	5/18/22	151,234
USD	518,921	HUF	164,312,000	Citibank NA	5/18/22	27,264
USD	449,368	HUF	149,911,000	HSBC Bank USA	5/18/22	803
USD	2,068,752	HUF	727,180,000	JPMorgan Chase Bank, N.A.	5/18/22	(107,127)
USD	1,695,268	IDR	24,503,400,000	Citibank NA	5/18/22	(7,670)
USD	978,843	IDR	14,073,800,000	Citibank NA	5/18/22	742
USD	491,996	IDR	7,117,700,000	State Street Bank And Trust Co	5/18/22	(2,670)
USD	3,762,736	INR	287,680,000	State Street Bank And Trust Co	5/18/22	(8,133)
USD	2,430,717	KZT	1,324,741,000	Goldman Sachs Bank USA	5/18/22	(336,486)
USD	934,160	MXN	19,613,000	Citibank NA	5/18/22	(44,053)
USD	2,197,268	MXN	46,669,000	Goldman Sachs Bank USA	5/18/22	(130,383)
USD	2,089,245	MXN	41,989,000	HSBC Bank USA	5/18/22	(4,988)
USD	1,056,853	PEN	4,006,000	BNP Paribas	5/18/22	(27,940)
USD	1,134,056	PEN	4,344,000	HSBC Bank USA	5/18/22	(42,264)
USD	1,131,083	PHP	58,986,000	Citibank NA	5/18/22	(6,237)
USD	1,128,012	PHP	58,510,000	State Street Bank And Trust Co	5/18/22	(130)
USD	2,284,211	PLN	9,499,000	BNP Paribas	5/18/22	33,381
USD	1,109,129	PLN	4,459,000	Bank Of America NA	5/18/22	52,549
USD	1,449,940	PLN	6,101,000	HSBC Bank USA	5/18/22	4,281
USD	1,232,468	PLN	5,269,000	HSBC Bank USA	5/18/22	(16,045)
USD	3,188,987	PLN	13,749,000	HSBC Bank USA	5/18/22	(68,899)
USD	786,477	RON	3,470,000	Goldman Sachs Bank USA	5/18/22	14,395
USD	1,171,177	RUB	90,220,000	BNP Paribas	5/18/22	112,080
USD	2,284,632	RUB	191,411,000	BNP Paribas	5/18/22	37,648
USD	3,057,159	RUB	345,459,000	Goldman Sachs Bank USA	5/18/22	(998,201)
USD	3,349,927	RUB	412,041,000	Goldman Sachs Bank USA	5/18/22	(1,487,043)
USD	2,210,942	THB	71,126,000	JPMorgan Chase Bank, N.A.	5/18/22	71,949
USD	2,788,704	THB	91,344,000	JPMorgan Chase Bank, N.A.	5/18/22	41,689
USD	2,031,974	THB	67,746,000	JPMorgan Chase Bank, N.A.	5/18/22	(5,372)
USD	2,125,528	THB	71,439,000	JPMorgan Chase Bank, N.A.	5/18/22	(22,878)
USD	1,061,340	THB	35,902,000	JPMorgan Chase Bank, N.A.	5/18/22	(18,351)
USD	938,131	TRY	14,377,000	Goldman Sachs Bank USA	5/18/22	(8,645)
USD	1,809,220	ZAR	27,686,000	Brown Brothers Harriman & Co.	5/18/22	(74,570)
USD	645,424	ZAR	10,074,000	Brown Brothers Harriman & Co.	5/18/22	(40,024)
USD	280,691	ZAR	4,129,000	Citibank NA	5/18/22	(251)
ZAR	4,129,000	USD	272,020	Brown Brothers Harriman & Co.	5/18/22	8,922
ZAR	22,332,000	USD	1,443,661	HSBC Bank USA	5/18/22	75,836
ZAR	15,428,000	USD	1,001,822	HSBC Bank USA	5/18/22	47,919

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(4,860,157)

Unrealized Appreciation						3,022,336
Unrealized Depreciation						(7,882,493)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish Lira
UAH	-	Ukrainian hryvnia
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,151,019 or 0.3% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $4,900,000 of cash collateral segregated for open forward foreign currency contracts

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	54,451,175	66,192,190	56,583,626	12,462	-	-	64,059,739	0.1%
Total	54,451,175	66,192,190	56,583,626	12,462	-	-	64,059,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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